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May 3, 2004



VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:  GE Life and Annuity Assurance Company
          GE Life & Annuity Separate Account 4
          SEC File Nos. 333-63531; 811-05343
          CIK No. 0000822616

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life and Annuity Assurance Company (the "Company") and GE Life & Annuity Separate Account 4 (the "Separate Account"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 129 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective April 30, 2004.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker
Heather Harker

Vice President, Associate General Counsel and Assistant Secretary